LOANS, Impaired Financing Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Impaired loans with no allocated ACL [Abstract]
TDR		$ 93
Non - TDR		1,367
Impaired loans with an allocated ACL [Abstract]
TDR - allowance based on collateral		9,027
TDR - allowance based on present value cash flow		37,953
Non - TDR - allowance based on collateral		1,873
Total impaired loans		50,313
Amount of ACL allocated [Abstract]
TDR - allowance based on collateral	[1]	1,058
TDR - allowance based on present value cash flow	[1]	3,755
Non - TDR - allowance based on collateral	[1]	768
Total amount of ACL allocated	[1]	5,581
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	[1]	1,460
Unpaid Principal Balance, with no related allowance for loan losses recorded	[1]	1,865
With no related allowance for loan losses recorded	[1]	0
Recorded Investment, with an allowance for loan losses recorded	[1]	49,212
Unpaid Principal Balance, with an allowance for loan losses recorded	[1]	51,105
Recorded Investment	[1]	50,672
Unpaid Principal Balance	[1]	52,970
Related Allowance	[1]	5,581
Accrued interest included in recorded investment	[1]	359
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related ACL recorded	[1]	1,724	$ 789
Interest Income Recognized, with no related ACL recorded	[1]	23	13
Average Recorded Investment, with an ACL recorded	[1]	55,600	55,428
Interest Income Recognized, with an ACL recorded	[1]	4,828	2,978
Average Recorded Investment	[1]	57,324	56,217
Interest Income Recognized	[1]	4,851	2,991
Commercial [Member] | Commercial and Industrial [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	[1]	77
Unpaid Principal Balance, with no related allowance for loan losses recorded	[1]	80
With no related allowance for loan losses recorded	[1]	0
Recorded Investment, with an allowance for loan losses recorded	[1]	2,227
Unpaid Principal Balance, with an allowance for loan losses recorded	[1]	2,370
Recorded Investment	[1]	2,304
Unpaid Principal Balance	[1]	2,450
Related Allowance	[1]	756
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related ACL recorded	[1]	125	51
Interest Income Recognized, with no related ACL recorded	[1]	9	0
Average Recorded Investment, with an ACL recorded	[1]	2,230	2,256
Interest Income Recognized, with an ACL recorded	[1]	242	72
Average Recorded Investment	[1]	2,355	2,307
Interest Income Recognized	[1]	251	72
Commercial [Member] | Commercial Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	[1]	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	[1]	0
With no related allowance for loan losses recorded	[1]	0
Recorded Investment, with an allowance for loan losses recorded	[1]	7,127
Unpaid Principal Balance, with an allowance for loan losses recorded	[1]	7,096
Recorded Investment	[1]	7,127
Unpaid Principal Balance	[1]	7,096
Related Allowance	[1]	510
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related ACL recorded	[1]	159	278
Interest Income Recognized, with no related ACL recorded	[1]	0	5
Average Recorded Investment, with an ACL recorded	[1]	10,751	5,778
Interest Income Recognized, with an ACL recorded	[1]	1,043	315
Average Recorded Investment	[1]	10,910	6,056
Interest Income Recognized	[1]	1,043	320
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	[1]	623
Unpaid Principal Balance, with no related allowance for loan losses recorded	[1]	629
With no related allowance for loan losses recorded	[1]	0
Recorded Investment, with an allowance for loan losses recorded	[1]	506
Unpaid Principal Balance, with an allowance for loan losses recorded	[1]	880
Recorded Investment	[1]	1,129
Unpaid Principal Balance	[1]	1,509
Related Allowance	[1]	50
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related ACL recorded	[1]	408	0
Interest Income Recognized, with no related ACL recorded	[1]	0	0
Average Recorded Investment, with an ACL recorded	[1]	1,083	995
Interest Income Recognized, with an ACL recorded	[1]	84	39
Average Recorded Investment	[1]	1,491	995
Interest Income Recognized	[1]	84	39
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	[1]	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	[1]	0
With no related allowance for loan losses recorded	[1]	0
Recorded Investment, with an allowance for loan losses recorded	[1]	21,655
Unpaid Principal Balance, with an allowance for loan losses recorded	[1]	22,311
Recorded Investment	[1]	21,655
Unpaid Principal Balance	[1]	22,311
Related Allowance	[1]	2,300
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related ACL recorded	[1]	252	201
Interest Income Recognized, with no related ACL recorded	[1]	4	0
Average Recorded Investment, with an ACL recorded	[1]	19,624	15,183
Interest Income Recognized, with an ACL recorded	[1]	2,033	594
Average Recorded Investment	[1]	19,876	15,384
Interest Income Recognized	[1]	2,037	594
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	[1]	305
Unpaid Principal Balance, with no related allowance for loan losses recorded	[1]	473
With no related allowance for loan losses recorded	[1]	0
Recorded Investment, with an allowance for loan losses recorded	[1]	4,335
Unpaid Principal Balance, with an allowance for loan losses recorded	[1]	4,704
Recorded Investment	[1]	4,640
Unpaid Principal Balance	[1]	5,177
Related Allowance	[1]	495
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related ACL recorded	[1]	308	123
Interest Income Recognized, with no related ACL recorded	[1]	10	0
Average Recorded Investment, with an ACL recorded	[1]	4,664	2,874
Interest Income Recognized, with an ACL recorded	[1]	375	291
Average Recorded Investment	[1]	4,972	2,997
Interest Income Recognized	[1]	385	291
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	[1]	301
Unpaid Principal Balance, with no related allowance for loan losses recorded	[1]	304
With no related allowance for loan losses recorded	[1]	0
Recorded Investment, with an allowance for loan losses recorded	[1]	811
Unpaid Principal Balance, with an allowance for loan losses recorded	[1]	829
Recorded Investment	[1]	1,112
Unpaid Principal Balance	[1]	1,133
Related Allowance	[1]	200
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related ACL recorded	[1]	380	136
Interest Income Recognized, with no related ACL recorded	[1]	0	7
Average Recorded Investment, with an ACL recorded	[1]	3,376	13,383
Interest Income Recognized, with an ACL recorded	[1]	22	809
Average Recorded Investment	[1]	3,756	13,519
Interest Income Recognized	[1]	22	816
Mortgage [Member] | Resort Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	[1]	154
Unpaid Principal Balance, with no related allowance for loan losses recorded	[1]	379
With no related allowance for loan losses recorded	[1]	0
Recorded Investment, with an allowance for loan losses recorded	[1]	10,555
Unpaid Principal Balance, with an allowance for loan losses recorded	[1]	10,764
Recorded Investment	[1]	10,709
Unpaid Principal Balance	[1]	11,143
Related Allowance	[1]	1,079
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related ACL recorded	[1]	92	0
Interest Income Recognized, with no related ACL recorded	[1]	0	0
Average Recorded Investment, with an ACL recorded	[1]	11,316	11,697
Interest Income Recognized, with an ACL recorded	[1]	799	669
Average Recorded Investment	[1]	11,408	11,697
Interest Income Recognized	[1]	799	669
Installment [Member] | Boat Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	[1]	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	[1]	0
With no related allowance for loan losses recorded	[1]	0
Recorded Investment, with an allowance for loan losses recorded	[1]	7
Unpaid Principal Balance, with an allowance for loan losses recorded	[1]	11
Recorded Investment	[1]	7
Unpaid Principal Balance	[1]	11
Related Allowance	[1]	2
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related ACL recorded	[1]	0	0
Interest Income Recognized, with no related ACL recorded	[1]	0	0
Average Recorded Investment, with an ACL recorded	[1]	59	54
Interest Income Recognized, with an ACL recorded	[1]	1	0
Average Recorded Investment	[1]	59	54
Interest Income Recognized	[1]	1	0
Installment [Member] | Recreational Vehicle Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	[1]	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	[1]	0
With no related allowance for loan losses recorded	[1]	0
Recorded Investment, with an allowance for loan losses recorded	[1]	87
Unpaid Principal Balance, with an allowance for loan losses recorded	[1]	100
Recorded Investment	[1]	87
Unpaid Principal Balance	[1]	100
Related Allowance	[1]	19
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related ACL recorded	[1]	0	0
Interest Income Recognized, with no related ACL recorded	[1]	0	0
Average Recorded Investment, with an ACL recorded	[1]	81	22
Interest Income Recognized, with an ACL recorded	[1]	4	0
Average Recorded Investment	[1]	81	22
Interest Income Recognized	[1]	4	0
Installment [Member] | Other [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	[1]	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	[1]	0
With no related allowance for loan losses recorded	[1]	0
Recorded Investment, with an allowance for loan losses recorded	[1]	1,902
Unpaid Principal Balance, with an allowance for loan losses recorded	[1]	2,040
Recorded Investment	[1]	1,902
Unpaid Principal Balance	[1]	2,040
Related Allowance	[1]	170
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related ACL recorded	[1]	0	0
Interest Income Recognized, with no related ACL recorded	[1]	0	1
Average Recorded Investment, with an ACL recorded	[1]	2,416	3,186
Interest Income Recognized, with an ACL recorded	[1]	225	189
Average Recorded Investment	[1]	2,416	3,186
Interest Income Recognized	[1]	$ 225	$ 190

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.